FAIR VALUE AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2017
FAIR VALUE AND RISK MANAGEMENT
FAIR VALUE AND RISK MANAGEMENT

16. FAIR VALUE AND RISK MANAGEMENT

(a)	Fair Value of Financial Instruments

The following table provides the classification and measurement of financial assets and liabilities as at December 31, 2017:

	Fair value through profit or loss		Loans and receivables / other financial liabilities			Total	Total

Measurement basis	Fair value		Amortized cost		Fair value	Carrying Value	Fair Value

Financial assets
Other assets	$—		$455	(1)	$455	$455	$455
Accounts receivable	—		2,310		2,310	2,310	2,310
Prepaid expenses and other	705	(2)	—		—	705	705
Restricted cash	—		515		515	515	515
Cash and cash equivalents	—		69,019		69,019	69,019	69,019

	$705		$72,299		$72,299	$73,004	$73,004

Financial liabilities
Unsecured debentures, net	$—		$647,306		$655,035	$647,306	$655,035
Cross currency interest rate swaps	61,466		—		—	61,466	61,466
Other liability	8,968		—		—	8,968	8,968
Bank indebtedness	—		32,552		32,552	32,552	32,552
Accounts payable and accrued liabilities	42	(3)	43,300		43,300	43,342	43,342
Distributions payable	—		10,647		10,647	10,647	10,647

	$70,476		$733,805		$741,534	$804,281	$812,010

(1)	Long-term receivables included in other assets.
(2)	Foreign exchange forward contracts included in prepaid expenses.
(3)	Foreign exchange forward contracts included in accounts payable and accrued liabilities.

The following table provides the classification and measurement of financial assets and liabilities as at December 31, 2016:

	Fair value through profit or loss		Loans and receivables / other financial liabilities			Total	Total

Measurement basis	Fair value		Amortized cost		Fair value	Carrying Value	Fair Value

Financial assets
Other assets	$—		$530	(4)	$530	$530	$530
Accounts receivable	—		1,066		1,066	1,066	1,066
Prepaid expenses and other	1,486	(5)	—		—	1,486	1,486
Restricted cash	—		563		563	563	563
Cash and cash equivalents	—		246,215		246,215	246,215	246,215

	$1,486		$248,374		$248,374	$249,860	$249,860

Financial liabilities
Unsecured debentures, net	$—		$646,768		$658,325	$646,768	$658,325
Cross currency interest rate swaps	10,641		—		—	10,641	10,641
Other liability	7,777		—		—	7,777	7,777
Accounts payable and accrued liabilities	—		31,465		31,465	31,465	31,465
Distributions payable	—		10,226		10,226	10,226	10,226

	$18,418		$688,459		$700,016	$706,877	$718,434

(4)	Long-term receivables included in other assets.
(5)	Foreign exchange forward contracts included in prepaid expenses.

The fair values of the Trust's accounts receivable, cash and cash equivalents, restricted cash, bank indebtedness, accounts payable and accrued liabilities and distributions payable approximate their carrying amounts due to the relatively short periods to maturity of these financial instruments. The fair value of the other liability approximates its carrying value as the liability is revalued at each reporting date. The fair values of the unsecured debentures are determined using quoted market prices. The fair values of the cross currency interest rate swaps are determined using market inputs quoted by their counterparties.

The Trust periodically purchases foreign exchange forward contracts to hedge specific anticipated foreign currency transactions and to mitigate its foreign exchange exposure on its net cash flows. At December 31, 2017, the Trust held 18 outstanding foreign exchange forward contracts (2016 — 13 contracts outstanding). The foreign exchange contracts are comprised of 12 contracts to purchase $39.6 million and sell €26.0 million, three contracts to purchase US$ 18.0 million and sell €15.0 million and three contracts to purchase €15.0 million and sell US$ 17.8 million. For the year ended December 31, 2017, the Trust recorded a net fair value loss of $0.8 million (2016 — net fair value gain of $2.4 million) on these outstanding foreign exchange forward contracts (note 12(e)).

(b)	Fair Value Hierarchy

Fair value measurements are based on inputs of observable and unobservable market data that a market participant would use in pricing an asset or liability. IFRS establishes a fair value hierarchy which is summarized below:

Level 1:	Fair value determined using quoted prices in active markets for identical assets or liabilities.
Level 2:	Fair value determined using significant observable inputs, generally either quoted prices in active markets for similar assets or liabilities or quoted prices in markets that are not active.
Level 3:	Fair value determined using significant unobservable inputs, such as pricing models, discounted cash flows or similar techniques.

The following tables represent information related to the Trust's assets and liabilities measured or disclosed at fair value on a recurring and non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall.

As at December 31, 2017	Level 1	Level 2	Level 3

ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE
Assets measured at fair value
Investment properties	$—	$—	$2,733,568
Assets held for sale	—	—	391,453
Foreign exchange forward contracts included in prepaid expenses and other	—	705	—
Liabilities measured or disclosed at fair value
Unsecured debentures, net	655,035	—	—
Cross currency interest rate swaps	—	61,466	—
Other liability	—	—	8,968
Bank indebtedness	—	32,552	—
Foreign exchange forward contracts included in accounts payable and accrued liabilities	—	42	—

Net assets (liabilities) measured or disclosed at fair value	$(655,035)	$(93,355)	$3,116,053

As at December 31, 2016	Level 1	Level 2	Level 3

ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE
Assets measured at fair value
Investment properties	$—	$—	$2,653,095
Foreign exchange forward contracts included in prepaid expenses and other	—	1,486	—
Liabilities measured or disclosed at fair value
Unsecured debentures, net	658,325	—	—
Cross currency interest rate swaps	—	10,641	—
Other liability	—	—	7,777

Net assets (liabilities) measured or disclosed at fair value	$(658,325)	$(9,155)	$2,645,318

For assets and liabilities that are measured at fair value on a recurring basis, the Trust determines whether transfers between the levels of the fair value hierarchy have occurred by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. For the years ended December 31, 2017 and 2016, there were no transfers between the levels.

Refer to note 4, Investment Properties, for a description of the valuation techniques and inputs used in the fair value measurement and for a reconciliation of the fair value measurements of investment properties and assets held for sale recognized in Level 3 of the fair value hierarchy. Refer to note 7, Other Liability, for a description of the valuation techniques used in the fair value measurement of the liability in Level 3 of the fair value hierarchy.

(c)	Risk Management
The main risks arising from the Trust's financial instruments are credit, interest rate, foreign exchange and liquidity risks. The Trust's approach to managing these risks is summarized below:
	(i)	Credit risk
The Trust's financial assets that are exposed to credit risk consist primarily of cash and cash equivalents and accounts receivable.

Cash and cash equivalents include short-term investments, such as commercial paper, which are invested in governments, financial institutions and corporations with a minimum credit rating of BBB (based on Standard & Poor's ("S&P") rating scale) or A3 (based on Moody's Investor Services' ("Moody's") rating scale). Concentration of credit risk is further reduced by limiting the amount that is invested in any one government, financial institution or corporation.

Magna accounts for approximately 74% of the Trust's rental revenue. Although its operating subsidiaries are not individually rated, Magna International Inc. has an investment grade credit rating from Moody's, S&P and Dominion Bond Rating Service which mitigates the Trust's credit risk. Substantially all of the Trust's accounts receivable are collected within 30 days. The balance of accounts receivable past due is not significant.

	(ii)	Interest rate risk

As at December 31, 2017, the Trust's exposure to interest rate risk is limited. Approximately 95% of the Trust's interest bearing debt consists of fixed rate debt in the form of the 2021 Debentures and the 2023 Debentures. These debentures, after taking into account the related cross currency interest rate swaps, have effective fixed interest rates of 2.68% and 2.43%, respectively. As a result, an insignificant amount of the Trust's debt is exposed to variable interest rate risk.

	(iii)	Foreign exchange risk

As at December 31, 2017, the Trust is exposed to foreign exchange risk primarily in respect of movements in the euro and the US dollar. The Trust is structured such that its foreign operations are primarily conducted by entities with a functional currency which is the same as the economic environment in which the operations take place. As a result, the net income impact of currency risk associated with financial instruments is limited as its financial assets and liabilities are generally denominated in the functional currency of the subsidiary that holds the financial instrument. However, the Trust is exposed to foreign currency risk on its net investment in its foreign currency denominated operations and certain Trust level foreign currency denominated assets and liabilities. At December 31, 2017, the Trust's foreign currency denominated net assets are $1.9 billion primarily in US dollars and euros. A 1% change in the US dollar and euro exchange rates relative to the Canadian dollar would result in a gain or loss of approximately $9.5 million and $9.5 million, respectively, to comprehensive income.

Granite generates rental income that is not all denominated in Canadian dollars. Since the financial results are reported in Canadian dollars, the Trust is subject to foreign currency fluctuations that could, from time to time, have an impact on the operating results. For the year ended December 31, 2017, a 1% change in the US dollar and euro exchange rates relative to the Canadian dollar would have impacted revenue by approximately $0.7 million and $1.0 million, respectively.

For the year ended December 31, 2017, the Trust designated its US dollar borrowings under the Credit Facility as a hedge of its net investment in the U.S. operations. In addition, the Trust has designated its cross currency interest rate swaps relating to the $650.0 million of unsecured debentures as hedges of its net investment in the European operations (note 6(b)).

	(iv)	Liquidity risk

Liquidity risk is the risk the Trust will encounter difficulties in meeting its financial obligations as they become due. The Trust may also be subject to the risks associated with debt financing, including the risks that the 2021 Debentures, 2023 Debentures and Credit Facility may not be able to be refinanced. The Trust's objectives in minimizing liquidity risk are to maintain prudent levels of leverage on its investment properties, staggering its debt maturity profile and maintaining investment grade credit ratings. In addition, the Declaration of Trust establishes certain debt ratio limits.

The contractual maturities of the Trust's financial liabilities are summarized below:

	Payments due by year

As at December 31, 2017	Total	2018	2019	2020	2021	2022	Thereafter

Unsecured debentures	$650,000	$—	$—	$—	$250,000	$—	$400,000
Cross currency interest rate swaps	61,466	—	—	—	19,429	—	42,037
Bank indebtedness	32,552	—	—	—	—	—	32,552
Interest payments(1):
Unsecured debentures, net of cross currency interest rate swap savings	89,798	17,288	17,288	17,288	17,288	10,323	10,323
Bank indebtedness	4,799	944	944	944	944	944	79
Tenant allowance payable	9,029	9,029	—	—	—	—	—
Accounts payable and accrued liabilities	43,342	42,529	390	423	—	—	—
Distributions payable	10,647	10,647	—	—	—	—	—

	$901,633	$80,437	$18,622	$18,655	$287,661	$11,267	$484,991

(1)	Represents aggregate interest expense expected to be paid over the term of the debt, on an undiscounted basis, based on actual current interest rates and average foreign exchange rates.